Cover	Feb. 01, 2022
Cover [Abstract]
Entity Registrant Name	IOTA COMMUNICATIONS, INC.
Entity Central Index Key	0001095130
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 01, 2022
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-27587
Entity Tax Identification Number	22-3586087
City Area Code	855
Local Phone Number	743-6478
Entity Address Address Line 1	600 Hamilton Street
Entity Address Address Line 2	Suite 1010
Entity Address City Or Town	Allentown
Entity Address State Or Province	PA
Entity Address Postal Zip Code	18101